The Marsico Investment Fund

Supplement dated February 22, 2006

(to the Statement of Additional Information dated February 1, 2006)

Effective immediately, the disclosure under “Trustees and Officers of the Funds” beginning on page 27 of the Statement of Additional Information is replaced in its entirety with the following:

TRUSTEES AND OFFICERS OF THE FUNDS

The Board of Trustees oversees the management of the Trust and elects its officers. Each Board member serves until his or her successor is elected and qualified or until his or her resignation, death or removal. Officers serve until their successors are elected and qualified or until their resignation or removal. The Trust’s officers are responsible for the day-to-day operation of the Trust. Information pertaining to the Trustees and the executive officers of the Trust is set forth below.

INTERESTED TRUSTEES*

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Thomas F. Marsico[1] 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1955	Trustee, President and Chief Executive Officer	Since December 1997	Chief Executive Officer, Marsico Capital Management, LLC (September 1997 – present).	4	None

J. Jeffrey Riggs[2] 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1953	Trustee	Since December 1997	President, Essex Financial Group, Inc. (commercial mortgage bank) (more than five years); Principal, Baron Properties, LLC (January 1997 – present).	4	None

[1]	Mr. Thomas Marsico is considered an Interested Trustee of the Trust because of his affiliation with Marsico Capital Management, LLC, the investment adviser to the Funds. Mr. Thomas Marsico and Mr. Christopher Marsico are brothers.

[2]	The Trust treats Mr. Riggs as an Interested Trustee for certain purposes due to a business relationship with Mr. Thomas Marsico whereby Mr. Marsico has invested personal assets in certain partnerships for which Mr. Riggs acts as principal.

*	Trustees who are “interested persons” of the Funds, as defined in the 1940 Act.

NON-INTERESTED TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jay S. Goodgold 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1954	Trustee	Since February 2006	Private investor (July 2003 - present); Managing Director, Goldman, Sachs & Co. (August 1978 – June 2003).	4	None

Elizabeth Hoffman 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1946	Trustee	Since February 2006	President Emerita and Professor of Economics and Public Affairs, University of Colorado (August 2005 – present); President, University of Colorado (September 2000 – July 2005).	4	None

Walter A. Koelbel, Jr. 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1952	Trustee	Since December 1997	President and other positions, Koelbel and Company (real estate development company) (December 1976 – present).	4	None

Christopher E. Kubasik 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1961	Trustee	Since February 2006	Chief Financial Officer, Lockheed Martin Corp. (February 2001 – present); Vice President and Controller, Lockheed Martin Corp. (November 1999 – January 2001).	4	None

Michael D. Rierson 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1952	Trustee	Since November 1998	Vice President and Vice Chancellor for University Advancement at the University of Houston and UH System, respectively (November 2005 – present); President and Vice President of University Advancement at University of South Florida Foundation and University of South Florida (May 2001 – September 2005); Vice President, University Advancement at University of Miami (September 1998 - May 2001).	4	None

Joseph T. Willett 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1951	Trustee	Since November 2002	Private investor (2002 - present); Chief Operating Officer, Merrill Lynch Europe (1998-2002).	4	None

OFFICERS WHO ARE NOT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY OFFICER	OTHER DIRECTORSHIPS HELD BY OFFICER

Christopher J. Marsico[1] 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1961	Vice President and Treasurer	Since September 2002	President, Marsico Capital Management, LLC (June 2002-Present); Chief Operations Officer, Marsico Capital Management, LLC (September 1997-June 2002).	N/A	N/A

Mary L. Watson 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1959	Vice President and Secretary	Since September 2002	Executive Vice President and Chief Operations Officer, Marsico Capital Management, LLC (June 2002 - Present); Vice President of Client Services, Marsico Capital Management, LLC (September 1997-June 2002).	N/A	N/A

David C. Price, CPA 1200 17th Street Suite 1600 Denver, CO 80202 DOB: 1969	Chief Compliance Officer	Since August 2004	Chief Compliance Officer, The Marsico Investment Fund, and Director of Compliance, Marsico Capital Management, LLC (August 2004 - present); Senior Compliance Officer, INVESCO Institutional, N.A. (October 2003 - July 2004); Assistant Vice President-Compliance, Berger Financial Group LLC and The Berger Funds (March 2001 - May 2003); Manager-Compliance, Berger Financial Group LLC (October 1998 - March 2001).	N/A	N/A

Sander M. Bieber 1775 I Street, N.W. Washington, D.C. 20005 DOB: 1950	Assistant Secretary	Since December 1997	Partner, Dechert LLP (law firm) (more than five years).	N/A	N/A

[1]	Mr. Thomas Marsico and Mr. Christopher Marsico are brothers.